Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (8,427)	$ (1,160)	¥ (13,082)	¥ (49)
Cash flows from investing activities:
Loan provided to subsidiaries	(117,217)	(16,130)	(215,277)	(127,165)
Loan repaid by subsidiaries	235,424	32,395	100,937	80,049
Purchase of short-term investments			(145,652)
Proceeds from short-term investments	59,520	8,190	36,300
Net cash (used in)/provided by investing activities	177,727	24,455	(223,692)	(47,116)
Cash flows from financing activities:
Contribution from Predecessors				76,178
Proceeds from loans from Predecessors				50,986
Repayment of loans to Predecessors				(79,981)
Proceeds from exercise of share options	2,467	339
Repurchase of ADSs	(130,409)	(17,945)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)			256,764
Net cash provided by/(used in) financing activities	(127,942)	(17,606)	256,764	47,183
Effect of exchange rate changes on cash and cash equivalents	(138)	(16)	3,461
Net increase in cash and cash equivalents	41,220	5,673	23,451	18
Cash and cash equivalents at beginning of the year	23,469	3,229	18
Cash and cash equivalents at end of the year	¥ 64,689	$ 8,902	¥ 23,469	¥ 18